Details of Significant Accounts - Summary of Future Minimum Lease Payments and Present Values (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total finance lease liabilities	$ 48,781	$ 1,594	$ 52,474
Future finance charges	(781)	(26)	(474)
Present value of finance lease liabilities	48,000	1,568	52,000
Not Later Than One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total finance lease liabilities	24,583	803	48,466
Future finance charges	(583)	(19)	(466)
Present value of finance lease liabilities	24,000	784	48,000
Later Than One Year But Not Later Than Two Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total finance lease liabilities	24,198	791	4,008
Future finance charges	(198)	(7)	(8)
Present value of finance lease liabilities	$ 24,000	$ 784	$ 4,000